UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05476

LORD ABBETT GLOBAL FUND, INC.;
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ		07302
(Address of principal executive offices)		(Zip code)

Christina T. Simmons, Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant's telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	12/31

Date of reporting period:	9/30/2005

Item 1:   Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT GLOBAL FUND, INC. - GLOBAL EQUITY FUND September 30, 2005

		U.S. $
		Value
Investments	Shares	(000)
COMMON STOCK 98.17%

Australia 0.36%
Qantas Airways Ltd.	114,877	$295

Austria 0.67%
Telekom Austria AG	27,219	541

Belgium 0.57%
InBev NV/SA	11,767	465

Canada 1.36%
Alcan Inc.	8,700	276
Barrick Gold Corp.	7,906	230
OPTI Canada, Inc.*	11,900	404
Potash Corp. of Saskatchewan Inc.	2,024	189
Total		1,099

China 0.37%
China Petroleum & Chemical Corp.	659,000	302

Finland 0.23%
Stora Enso Oyj Registered Shares	13,800	190

France 5.78%
AXA	17,489	480
BNP Paribas	9,140	695
France Telecom S.A.	16,451	472
Lafarge S.A.	6,456	568
PSA Peugot Citroen S.A.	6,170	419
Sanofi-Aventis	7,325	605
TOTAL S.A.	2,135	583
VINCI	4,339	374
Vivendi Universal S.A.	14,724	480
Total		4,676

Germany 2.56%
Allianz AG Registered Shares	4,267	576
Deutsche Bank AG Registered Shares	4,585	$429
Fresenius Medical Care AG	6,409	584
IVG Immobilien AG	9,511	195
Siemens AG Registered Shares	3,761	290
Total		2,074

Greece 0.93%
National Bank of Greece S.A.	18,840	754

Hong Kong 0.82%
China Mobile (Hong Kong) Ltd.	85,000	416
China Unicom Ltd.	300,000	250
Total		666

Hungary 0.81%
Richter Gedeon Rt.	3,626	653

India 0.59%
Reliance Industries Ltd.	26,459	478

Ireland 1.49%
DEPFA BANK plc	35,224	565
Irish Life & Permanent plc	35,200	641
Total		1,206

Italy 1.12%
Enel S.p.A.	33,164	286
Mediaset S.p.A.	31,336	371
Saipem S.p.A.	14,678	247
Total		904

Japan 11.59%
Aiful Corp.	5,800	486
Astellas Pharma Inc.	12,500	470
Don Quijote Co., Ltd.	6,700	431
East Japan Railway Co.	68	388
Fanuc Ltd.	6,500	526
Hoya Corp.	700	23

See Notes to Schedule of Investments.

1

		U.S. $
		Value
Investments	Shares	(000)
Hoya Corp.*(b)	2,100	$70
Inpex Corp.	50	388
Jupiter Telecommunications Co., Ltd.*	810	700
Mizuho Financial Group, Inc.	112	712
Murata Manufacturing Co., Ltd.	8,900	496
Nitto Denko Corp.	3,806	214
Nomura Securities Co., Ltd. (The)	24,700	383
ORIX Corp.	2,134	386
Sony Corp.	5,500	181
Sumitomo Corp.	76,000	802
Sumitomo Electric Industries, Ltd.	35,712	481
Taiyo Yuden Co., Ltd.	32,000	353
Takefuji Corp.	11,570	902
Toyota Motor Corp.	13,300	609
Yamada Denki Co., Ltd.	4,997	380
Total		9,381

Netherlands 1.19%
ING Groep N.V. CVA	19,808	590
SBM Offshore N.V.	4,490	374
Total		964

Russia 0.62%
OAO NOVATEK GDR*+	21,200	498

Singapore 0.46%
DBS Group Holdings Ltd.	40,000	373

South Korea 2.03%
Hana Bank	13,100	483
LG Chem Ltd.	13,250	570
Samsung Electronics Co., Ltd.	1,055	595
Total		1,648

Switzerland 3.33%
Nestle S.A. Registered Shares	2,306	675
Novartis AG ADR	15,425	$787
Novartis AG Registered Shares	5,297	269
Serono S.A.	436	286
UBS AG Registered Shares	8,026	682
Total		2,699

Taiwan 1.06%
AU Optronics Corp. ADR	11,118	144
Chinatrust Financial Holding Co., Ltd.	179,353	155
Chunghwa Telecom Co., Ltd. ADR	9,700	179
MediaTek, Inc.	40,186	379
Total		857

Thailand 0.90%
Thai Oil Co., Ltd.	399,300	730

United Kingdom 9.96%
AstraZeneca plc	8,054	374
BAE Systems plc	114,956	696
BP plc	23,962	285
British American Tobacco plc	25,141	528
Cadbury Schweppes plc	36,086	364
Diageo plc ADR	7,037	408
GlaxoSmithKline plc ADR	9,254	475
National Grid plc	30,548	286
O2 plc	253,297	705
Prudential plc	41,951	381
Royal Bank of Scotland Group (The) plc	21,979	624
Smith & Nephew plc	42,845	360
Smiths Group plc	28,408	480
Tesco plc	53,859	294
Tullow Oil plc	81,565	374
Vodafone Group plc	251,833	655
Wm Morrison Supermarkets plc	69,064	217
WPP Group plc	54,539	555
Total		8,061

See Notes to Schedule of Investments.

2

		U.S. $
		Value
Investments	Shares	(000)
United States 49.37%
Abbott Laboratories	15,200	$644
Aflac, Inc.	7,530	341
Ameren Corp.	3,568	191
American Express Co.	2,603	149
American Int’l. Group, Inc.	11,099	688
Automatic Data Processing, Inc.	13,498	581
Baker Hughes, Inc.	8,388	501
Bank of America Corp.	10,364	436
Bank of New York Co., Inc. (The)	9,970	293
Baxter Int’l., Inc.	15,283	609
Bristol-Myers Squibb Co.	18,704	450
Campbell Soup Co.	17,600	524
Caterpillar Inc.	6,558	385
Charles River Laboratories Int’l., Inc.*	7,305	319
Chevron Corp.	8,871	574
CIGNA Corp.	3,086	364
Citigroup, Inc.	6,844	312
Clorox Co. (The)	5,303	295
Coca-Cola Co. (The)	7,000	302
Colgate-Palmolive Co.	12,467	658
Comcast Corp. Class A*	18,125	522
ConocoPhillips	3,858	270
Corning, Inc.*	29,654	573
CVS Corp.	22,652	657
Deere & Co.	6,919	423
Dell Inc.*	7,519	257
EMC Corp.*	8,485	110
Emerson Electric Co.	5,110	367
Exxon Mobil Corp.	17,642	1,121
Fluor Corp.	8,388	540
General Dynamics Corp.	4,903	586
General Electric Co.	41,156	1,386
Genzyme Corp.*	7,478	536
Gilead Sciences, Inc.*	11,578	565
Gillette Co. (The)	9,064	528
H.J. Heinz Co. Ltd.	6,075	222
Hartford Financial Services Group, Inc. (The)	6,651	$513
Hewlett-Packard Co.	16,390	479
Honeywell Int’l., Inc.	6,558	246
ImClone Systems, Inc.*	16,600	522
Intel Corp.	14,788	365
Int’l. Business Machines Corp.	2,700	217
Johnson & Johnson	11,760	744
JPMorgan Chase & Co.	5,623	191
Kimberly-Clark Corp.	4,627	275
Kraft Foods Inc. Class A	21,630	662
Kroger Co. (The)*	31,063	640
Medco Health Solutions, Inc.*	7,800	428
MedImmune, Inc.*	6,747	227
Medtronic, Inc.	14,100	756
Microsoft Corp.	35,770	920
Monsanto Co.	10,575	664
Motorola, Inc.	36,056	796
Newmont Mining Corp.	14,636	690
NIKE, Inc. Class B	6,634	542
Oracle Corp.*	12,726	158
PacifiCare Health Systems, Inc.*	4,358	348
Parker Hannifin Corp.	6,940	446
PepsiCo, Inc.	13,539	768
Pfizer Inc.	36,249	905
PG&E Corp.	12,213	479
Praxair, Inc.	8,099	388
Procter & Gamble Co. (The)	16,753	996
Progress Energy, Inc.	6,651	298
QUALCOMM, Inc.	6,196	277
Raytheon Co.	9,833	374
SBC Communications, Inc.	19,955	478
Schlumberger Ltd.(a)	7,423	626
Southern Co.	13,095	468
Sprint Nextel Corp.	9,640	229
St. Jude Medical, Inc.*	11,400	533
Texas Instruments Inc.	9,161	311
Union Pacific Corp.	4,144	297

See Notes to Schedule of Investments.

3

		U.S. $
		Value
Investments	Shares	(000)
United Parcel Service, Inc. Class B	5,110	$353
UnitedHealth Group Inc.	3,855	217
Verizon Communications, Inc.	10,412	340
Wachovia Corp.	5,785	275
Walgreen Co.	4,144	180
Wal-Mart Stores, Inc.	12,802	561
Walt Disney Co. (The)	19,762	477
WellPoint, Inc.*	7,937	602
Wells Fargo & Co.	3,182	186
Wyeth	18,028	834
Zimmer Holdings, Inc.*	5,978	412
Total		39,972

Total Common Stocks
(cost $72,689,786)		79,486

	Principal Amount (000)
SHORT-TERM INVESTMENT 2.88%

Repurchase Agreement 2.88%
Repurchase Agreement dated 9/30/2005, 3.17% due 10/3/2005 with State Street Bank & Trust Co. collateralized by $2,360,000 of Federal Home Loan Mortgage Corp. at 4.50% due 11/15/2011; value: $2,375,488; proceeds: $2,328,499 (cost $2,327,885)	$2,328	2,328

Total Investments in Securities 101.05%
(cost $75,017,671)		81,814
Liabilities in Excess of Foreign Cash, Cash and
Other Assets (1.05%)		(847)
Net Assets 100.00%		$80,967

*	Non-income producing security.
+	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions
(a)	Foreign security traded in U.S. dollars.
(b)	Securities purchased on a when-issued basis.
ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.

See Notes to Schedule of Investments.

4

Schedule of Investments (unaudited)

LORD ABBETT GLOBAL FUND, INC. - GLOBAL INCOME FUND September 30, 2005

			Principal
			Amount
			in Local
	Interest	Maturity	Currency		US $
Investments	Rate	Date	(000)		Value
LONG-TERM INVESTMENTS 107.54%

FOREIGN NOTES & BONDS 59.85%

Argentina 0.07%
Republic of Argentina	3.00%#	4/30/2013	USD	55	$46,338

Australia 0.72%
Australian Government (a)	5.25%	8/15/2010	AUD	460	349,733
Australian Government (a)	6.25%	4/15/2015	AUD	166	134,955
Total					484,688

Bulgaria 0.18%
Republic of Bulgaria +	8.25%	1/15/2015	USD	100	123,875

Canada 1.22%
Government of Canada (a)	5.50%	6/1/2010	CAD	577	536,558
Shaw Communications, Inc. (a)	7.50%	11/20/2013	CAD	200	187,229
Telus Corp.	8.00%	6/1/2011	USD	85	97,356
Total					821,143

Denmark 1.29%
Kingdom of Denmark (a)	4.00%	8/15/2008	DKK	1,800	302,212
Kingdom of Denmark (a)	4.00%	11/15/2010	DKK	3,300	564,606
Total					866,818

Finland 0.98%
Finnish Government (a)	4.25%	7/4/2015	EUR	500	658,818

France 8.30%
France Telecom S.A.	8.75%	3/1/2031	USD	95	127,704
French Treasury Note (a)	3.50%	7/12/2009	EUR	2,400	2,978,226
French Treasury Note (a)	4.50%	7/12/2006	EUR	735	898,829
Republic of France (a)	3.00%	10/25/2015	EUR	460	544,464
Republic of France (a)	4.75%	4/25/2035	EUR	452	656,199
Republic of France (a)	5.00%	4/25/2012	EUR	291	394,014
Total					5,599,436

See Notes to Schedule of Investments.

			Principal
			Amount
			in Local
	Interest	Maturity	Currency		US $
Investments	Rate	Date	(000)		Value
Germany 15.89%
Bundesobligation (a)	3.25%	4/9/2010	EUR	550	$677,035
Bundesrepublik Deutschland(a)	3.75%	1/4/2015	EUR	530	668,761
Bundesrepublik Deutschland (a)	4.25%	2/15/2008	EUR	1,711	2,142,736
Bundesrepublik Deutschland (a)	4.75%	7/4/2028	EUR	39	55,460
Bundesrepublik Deutschland (a)	4.75%	7/4/2034	EUR	1,004	1,458,324
Bundesrepublik Deutschland (a)	5.25%	1/4/2011	EUR	969	1,305,652
Bundesrepublik Deutschland (a)	5.375%	1/4/2010	EUR	250	333,068
Kreditanstalt fur Wiederaufbal (a)	5.625%	11/27/2007	EUR	835	1,067,971
Kreditanstalt fur Wiederaufbau (a)	4.25%	7/4/2014	EUR	2,300	3,003,514
Total					10,712,521

Hungary 0.26%
Hungary Government Bond(a)	7.00%	6/24/2009	HUF	35,000	172,941

Japan 10.45%
Japan - 17 (30 Year Issue) (a)	2.40%	12/20/2034	JPY	37,000	327,092
Japan - 58 (20 Year Issue) (a)	1.90%	9/20/2022	JPY	36,000	319,697
Japan - 199 (10 Year Issue) (a)	2.20%	12/20/2007	JPY	38,800	356,379
Japan - 230 (10 Year Issue) (a)	1.60%	3/21/2011	JPY	196,950	1,803,300
Japan - 237 (10 Year Issue) (a)	1.50%	3/20/2012	JPY	109,900	996,623
Japan - 264 (10 Year Issue) (a)	1.50%	9/20/2014	JPY	169,000	1,506,281
Japan Finance Corp. Municipal Enterprises (a)	1.55%	2/21/2012	JPY	191,000	1,738,147
Total					7,047,519

Luxembourg 0.22%
Telecom Italia Capital S.A.	6.375%	11/15/2033	USD	145	149,643

Mexico 0.51%
Mexican Government(a)	10.50%	7/14/2011	MXN	3,300	345,906

Netherlands 4.72%
Netherlands Government(a)	3.00%	7/15/2006	EUR	2,633	3,183,384

Norway 0.25%
Norwegian Government(a)	5.50%	5/15/2009	NOK	1,000	165,019

See Notes to Schedule of Investments.

			Principal
			Amount
			in Local
	Interest	Maturity	Currency		US $
Investments	Rate	Date	(000)		Value
Other 5.31%
European Investment Bank, MTN(a)	2.125%	9/20/2007	JPY	74,000	$676,513
European Investment Bank, MTN(a)	3.00%	9/20/2006	JPY	186,000	1,683,560
European Investment Bank, MTN(a)	6.25%	12/7/2008	GBP	657	1,219,189
Total					3,579,262

Poland 0.32%
Poland Government Bond(a)	6.00%	5/24/2009	PLN	675	216,406

Romania 0.54%
Romania Government(a)	10.625%	6/27/2008	EUR	250	361,613

Russia 0.11%
Russian Federation +	5.00%#	3/31/2030	USD	65	74,750

South Africa 0.12%
Republic of South Africa	6.50%	6/2/2014	USD	75	82,125

Spain 4.05%
Spanish Government (a)	4.40%	1/31/2015	EUR	650	861,032
Spanish Government(a)	4.00%	1/31/2010	EUR	1,475	1,870,336
Total					2,731,368

Sweden 0.71%
Swedish Government (a)	4.50%	8/12/2015	SEK	3,300	477,925

United Kingdom 3.63%
United Kingdom Treasury(a)	4.00%	3/7/2009	GBP	316	553,786
United Kingdom Treasury(a)	4.25%	3/7/2036	GBP	224	395,416
United Kingdom Treasury(a)	5.00%	9/7/2014	GBP	450	835,822
United Kingdom Treasury(a)	6.00%	12/7/2028	GBP	300	664,244
Total					2,449,268
Total Foreign Notes & Bonds (cost $38,935,164)					40,350,766

UNITED STATES NOTES & BONDS 47.69%

United States 47.69%
Amerada Hess Corp.	7.875%	10/1/2029	USD	50	61,509
AT&T Broadband Corp.	9.455%	11/15/2022	USD	115	155,254

See Notes to Schedule of Investments.

			Principal
			Amount
			in Local
	Interest	Maturity	Currency		US $
Investments	Rate	Date	(000)		Value
Banc of America Commercial Mortgage Inc. Series 2004-2 Class A1	2.764%	11/10/2038	USD	318	$307,129
Capital Auto Receivables Asset Trust Series 2003-3 Class A3	3.58%	10/16/2006	USD	219	219,377
Citibank Credit Card Issuance Trust Series 2003-A5 Class A5	2.50%	4/7/2008	USD	500	495,513
Corn Products Int’l., Inc.	8.45%	8/15/2009	USD	65	72,544
Corning Inc.	5.90%	3/15/2014	USD	30	30,487
Credit Suisse First Boston Mortgage Securities Corp. Series 1998-C2 Class A1	5.96%	11/11/2030	USD	148	148,955
Delhaize America, Inc.	9.00%	4/15/2031	USD	26	30,143
Dow Jones CDX HY +	8.25%	6/29/2010	USD	668	664,909
Dun & Bradstreet Corp. (The)	6.625%	3/15/2006	USD	237	239,185
Exelon Corp.	4.90%	6/15/2015	USD	35	33,201
Federal Home Loan Mortgage Corp. Gold	5.50%	TBA	USD	520	520,162
Federal Home Loan Mortgage Corp.(a)	4.75%	1/15/2013	EUR	151	201,680
Federal Home Loan Mortgage Corp. B12288	4.50%	2/1/2019	USD	245	239,676
Federal Home Loan Mortgage Corp. B13801	4.50%	4/1/2019	USD	560	548,836
Federal Home Loan Mortgage Corp. B15140	4.50%	6/1/2019	USD	196	192,110
Federal Home Loan Mortgage Corp. B15593	5.50%	7/1/2019	USD	143	145,403
Federal Home Loan Mortgage Corp. B15776	5.00%	7/1/2019	USD	237	236,296
Federal Home Loan Mortgage Corp. C01811	5.00%	4/1/2034	USD	598	586,459
Federal Home Loan Mortgage Corp. C63990	7.00%	2/1/2032	USD	136	142,192
Federal Home Loan Mortgage Corp. G18001	4.50%	7/1/2019	USD	596	584,162
Federal Home Loan Mortgage Corp. J02527	4.50%	9/1/2020	USD	500	489,946
Federal National Mortgage Assoc.	3.981%#	8/1/2034	USD	320	313,723
Federal National Mortgage Assoc.	4.531%#	12/1/2034	USD	399	396,129
Federal National Mortgage Assoc.	4.74%	4/1/2015	USD	250	247,296
Federal National Mortgage Assoc.	5.16%	4/1/2015	USD	380	387,262
Federal National Mortgage Assoc.	5.50%	7/1/2035	USD	912	912,812
Federal National Mortgage Assoc.	5.50%	11/1/2034	USD	316	315,971
Federal National Mortgage Assoc.	5.50%	TBA	USD	5,510	5,508,281
Federal National Mortgage Assoc.	6.50%	TBA	USD	1,640	1,688,175
Federal National Mortgage Assoc.	6.625%	11/15/2010	USD	349	382,037
Ford Credit Auto Owner Trust Series 2005-C Class A3	4.30%	8/15/2009	USD	300	298,644

See Notes to Schedule of Investments.

			Principal
			Amount
			in Local
	Interest	Maturity	Currency		US $
Investments	Rate	Date	(000)		Value
Ford Motor Credit Co.	6.875%	2/1/2006	USD	1,045	$1,049,360
Fort James Corp.	6.875%	9/15/2007	USD	210	217,350
General Electric Capital Corp.	4.125%	3/4/2008	USD	100	99,085
General Electric Co.	5.00%	2/1/2013	USD	224	226,206
General Mills, Inc.	5.125%	2/15/2007	USD	100	100,556
GMAC Commercial Mortgage Securities Inc. 2003-C1 Class A2	4.079%	5/10/2036	USD	705	669,594
Goldman Sachs Group, Inc. (The)	6.125%	2/15/2033	USD	49	51,175
GS Mortgage Securities Corp. II Series 2003-C1 Class A2A	3.59%	1/10/2040	USD	450	440,852
Harrah’s Operating Co., Inc.	8.00%	2/1/2011	USD	60	67,160
Household Affinity Credit Card Master Note Trust I Series 2003-2 Class A	2.18%	2/15/2008	USD	800	794,474
Household Finance Corp.	7.00%	5/15/2012	USD	150	166,224
Houston TX Independent School District (1)	5.00%	2/15/2032	USD	220	229,139
Int’l. Flavors & Fragrances, Inc.	6.45%	5/15/2006	USD	75	75,777
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2002-C1 Class A2	4.914%	7/12/2037	USD	600	601,952
Kansas City Power & Light Co.	7.125%	12/15/2005	USD	500	502,653
KB Home	5.875%	1/15/2015	USD	40	38,053
Kerr-McGee Corp.	6.95%	7/1/2024	USD	45	46,854
Kfw Int’l. Finance Inc.(a)	6.00%	12/7/2028	GBP	162	346,307
LB-UBS Commercial Mortgage Trust Series 2003-C1 Class A4	4.394%	3/15/2032	USD	603	583,278
LB-UBS Commercial Mortgage Trust Series 2004-C1 Class A1	2.964%	1/15/2029	USD	576	555,651
LB-UBS Commercial Mortgage Trust Series 2004-C7 Class A2	3.992%	10/15/2029	USD	1,300	1,260,699
Lubrizol Corp. (The)	5.50%	10/1/2014	USD	55	55,290
Merrill Lynch Mortgage Trust Series 2005-MKB2 Class A1	4.446%	9/12/2042	USD	467	464,319
Monongahela Power Co.	7.36%	1/15/2010	USD	225	238,148
Morgan Stanley Capital I Series 2003-IQ6 Class A3	4.74%	12/15/2041	USD	75	74,200
Morgan Stanley Capital I Series 2003-IQ6 Class A4	4.97%	12/15/2041	USD	300	298,577
Morgan Stanley Capital I Series 2004-HQ3 Class A4	4.80%	1/13/2041	USD	950	937,934

See Notes to Schedule of Investments.

			Principal
			Amount
			in Local
	Interest	Maturity	Currency		US $
Investments	Rate	Date	(000)		Value
Pacific Energy Partners L.P. +	6.25%	9/15/2015	USD	30	$30,225
Phelps Dodge Corp.	9.50%	6/1/2031	USD	15	21,202
Rockwood Specialties Group, Inc. +(a)	7.625%	11/15/2014	EUR	150	186,136
Scholastic Corp.	5.75%	1/15/2007	USD	75	75,751
Sprint Capital Corp.	8.375%	3/15/2012	USD	100	117,834
Sprint Capital Corp.	8.75%	3/15/2032	USD	32	43,041
Time Warner Inc.	6.125%	4/15/2006	USD	50	50,423
Time Warner Inc.	7.625%	4/15/2031	USD	80	94,009
TXU Corp.	5.55%	11/15/2014	USD	65	62,031
U.S. Treasury Bond	5.25%	2/15/2029	USD	1,478	1,611,655
U.S. Treasury Note	4.25%	8/15/2013	USD	124	123,613
U.S. Treasury Note	5.00%	2/15/2011	USD	150	155,572
U.S. Treasury Note Inflation Index Bond(b)	1.875%	7/15/2015	USD	247	249,346
UnitedHealth Group Inc.	3.375%	8/15/2007	USD	119	116,517
Ventas Realty L.P./Ventas Capital Corp.	6.625%	10/15/2014	USD	75	75,750
Verizon Global Funding Corp.	7.25%	12/1/2010	USD	90	99,572
Wachovia Bank Commercial Mortgage Trust Series 2005-C17 Class A1	4.43%	3/15/2042	USD	942	937,169
Wachovia Bank Commercial Mortgage Trust Series 2003-C5 Class A2	3.989%	6/15/2035	USD	1,190	1,119,351

Total United States Notes & Bonds (cost $32,163,425)					32,155,522

Total Long-Term Investments (cost $71,098,589)					72,506,288

See Notes to Schedule of Investments.

			Principal
			Amount
			in Local
	Interest	Maturity	Currency		US $
Investments	Rate	Date	(000)		Value

SHORT-TERM INVESTMENT 1.90%

Government Guaranteed 1.90%

Federal National Mortgage Assoc. (cost $1,284,000)	Zero Coupon	10/3/2005	USD	1,284	$1,284,000

Total Investments in Securities 109.44% (cost $72,382,589)					73,790,288
Liabilities in Excess of Foreign Cash, Cash and Other Assets (9.44%)					(6,364,513)
Net Assets 100.00%					$67,425,775

+	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate at September 30, 2005.
(a)	Investment in non-U.S. dollar denominated securities (54.73% of total investments). The remaining securities (45.27% of total investments) are invested in U.S. dollar denominated securities.
(b)	Security with its principal amount adjusted for inflation.
(1)	Insured by Financial Security Assurance, Inc. municipal bond insurance corporation.
MTN	Medium-Term Note.
TBA

To be announced. Security on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
PLN	Polish Zloty
SEK	Swedish Krona
USD	U.S. Dollar

See Notes to Schedule of Investments.

Forward Foreign Currency Contracts Open as of September 30, 2005:

Forward			U.S. $ Cost	U.S. $
Foreign Currency	Expiration	Foreign	on Origination	Current	Unrealized	Unrealized
Sale Contracts	Date	Currency	Date	Value	Appreciation	Depreciation
EUR	10/7/2005	2,000,000	$2,393,540	$2,404,502	$—	$10,962
EUR	10/31/2005	1,000,000	1,208,250	1,203,629	4,621	—
EUR	12/2/2005	600,000	742,830	723,432	19,398	—
MXN	12/23/2005	2,500,000	228,728	229,531	—	803
Total Forward Foreign Currency Sale Contracts			$4,573,348	$4,561,094	$24,019	$11,765

Abbreviations:

EUR	Euro
MXN	Mexican Peso

Notes to Schedule of Investments (unaudited)

1.  ORGANIZATION

Lord Abbett Global Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940 (the “Act”) as an open-end management investment company, incorporated under Maryland law on February 23, 1988. The Company consists of the following two portfolios (“Funds”) and their respective classes: Equity Series (“Global Equity Fund”), Classes A, B, C, P, and Y shares; and Income Series (“Global Income Fund”), Classes A, B, C, P, and Y shares. As of the date of this report, no P shares have been issued for Global Equity Fund. Global Equity Fund is diversified as defined under the Act. Global Income Fund is non-diversified.

Global Equity Fund’s investment objective is long-term growth of capital and income consistent with reasonable risk. The production of current income is a secondary consideration. Global Income Fund’s investment objective is high current income consistent with reasonable risk. Capital appreciation is a secondary consideration.

2.  SIGNIFICANT ACCOUNTING POLICIES

(a)  Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded.  Events occuring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.  Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and electronic data processing techniques.  Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded.  If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.  Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors.  Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)  Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date).  Realized gains and losses on sales of portfolio securities are calculated using the identified cost method.

(c)  Foreign Transactions–The books and records of the Funds are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded.

(d)  Forward Foreign Currency Exchange Contracts–The Funds may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in foreign currencies. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates.

(e)  Repurchase Agreements–The Funds may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, the Fund may incur a loss upon disposition of the securities.

(f)  Mortgage Dollar Rolls–Global Income Fund may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date. Such transactions are treated as financing transactions for financial reporting purposes.  During the roll period, the Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.  However, the Fund may benefit from the interest earn on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund will hold and maintain, in a segregated account until the settlement date cash or liquid securities in an amount equal to the forward purchase price.

(g)  When-Issued or Forward Transactions–Each Fund may purchase portfolio securities on a when-issued or forward basis.  When-issued or forward transactions involve a commitment by the Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction.  The value of fixed income securities to be delivered in the future will fluctuate as interest rates vary.  During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprises securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment.  There is a risk that market yields available at settlement may be higher than yields obtained on the purchase date which could result in depreciation of the value of fixed income when-issued securities. At the time each Fund makes a commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and value of the security in determining its net asset value.  Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security.  Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(h)  Structured Securities– The Funds may invest in structured securities.  Structured securities are a type of derivative security whose value is determined by reference to changes in the value of specific underlying securities, currencies, interest rates, commodities, indices, credit default swaps, or other indicators (the “Reference”), or to relative changes in two or more References.  The interest rate or principal amount payable upon maturity or redemption may be increased (decreased) depending upon changes in the applicable Reference or certain specified events.  Structured securities may be positively or negatively indexed with the result that the appreciation of the Reference may produce an increase (decrease) in the interest rate or the value of the security at maturity.

3.  FEDERAL TAX INFORMATION

As of September 30, 2005, the Funds’ aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

	Global Equity Fund	Global Income Fund
Tax cost	$75,468,376	$72,995,774
Gross unrealized gain	7,763,936	1,891,090
Gross unrealized loss	(1,418,467)	(1,096,576)
Net unrealized security gain	$6,345,469	$794,514

The difference between book-basis and tax-basis unrealized gains is primarily attributable to wash sales and other temporary tax adjustments.

4.  INVESTMENT RISKS

Global Equity Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which Global Equity Fund invests. Although certain companies in which Global Equity Fund may invest may exhibit earnings and revenue growth above the market trend, the stocks of these companies may be more volatile and may drop in value if earnings and revenue growth do not meet expectations.

Global Income Fund is subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. The mortgage-related securities in which Global Income Fund may invest, including those of such Government sponsored enterprises as Federal Home Loan Mortgage Corporation and Federal National Mortgage Association, may be particularly sensitive to changes in prevailing interest rates due to prepayment risk. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal or interest to Global Income Fund, a risk that is greater with high yield bonds (sometimes called “junk bonds”) in which Global Income Fund may invest. Some issuers, particularly of high yield bonds, may default as to principal and/or interest payments after Global Income Fund purchases its securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High yield bonds are subject to greater price fluctuations, as well as additional risks.

Both Funds are subject to the risks of investing in securities that are issued by non-U.S. entities. Foreign securities may pose greater risks than domestic securities, including greater price fluctuation, less government regulation, and higher transaction costs. Foreign investments also may be affected by changes in currency rates or currency controls. With respect to foreign currency transactions in which the Funds may engage, there is no guarantee that these transactions will be successful.  They may lower a fund’s return or result in significant losses.

These factors can affect each Fund’s performance.

Item 2:          Controls and Procedures.

(a)          Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)         There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s third fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:          Exhibits.

(i)             Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT GLOBAL FUND, INC.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer,
Chairman and President

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: November 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer,
Chairman and President

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: November 21, 2005